Related Party Transactions - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Related Party Transaction [Line Items]
Due from related parties	$ 102,461		$ 65,998
Receivable from the Group's executives and employees	4,506	[1]	4,522	[1]
Withholding tax obligation	15,744	[2]	15,801	[2]
General and administrative expenses
Related Party Transaction [Line Items]
Provision for doubtful recoveries of receivable			9,793
Other Current Assets
Related Party Transaction [Line Items]
Receivable from the Group's executives and employees	4,506		4,522
LDK New Energy Holding Limited
Related Party Transaction [Line Items]
Due from related parties	$ 5,135		$ 6,935

[1]	Receivable from the Group's executives and employees
[2]	Withholding individual income tax payable As of December 31, 2013 and 2014, the Group had withholding individual income tax payable of US$15,801 and US$15,744, respectively, arising from the Group's withholding tax obligation in relation to the exercise of share options by certain of the Group's executives and employees pursuant to PRC tax regulations (see Note 5(b)). The Group has obtained notices from the relevant PRC Tax Authority granting deferral of the payment of such withholding tax obligation until the Group's executives and employees sell their shares, at which time the Group will remit the withholding tax on behalf of the employees. Since the Group has no control over the payment timing, the Group has classified the payable as a current liability as of December 31, 2013 and 2014.